Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Offsetting Of Derivative Assets And Liabilities
Charter WNT

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:
	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	2,391,563	(576,554)	1,815,009
Forwards	120,687	(106,402)	14,285

Total Assets	2,512,250	(682,956)	1,829,294

Liabilities
Futures	(576,554)	576,554	–
Forwards	(106,402)	106,402	–

Total Liabilities	(682,956)	682,956	–

Unrealized currency loss			(37,574)

Total net unrealized gain on
open contracts			1,791,720

Offsetting of Derivative Assets and Liabilities as of December 31, 2012:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	1,843,698	(1,188,296)	655,402
Forwards	134,205	(58,704)	75,501

Total Assets	1,977,903	(1,247,000)	730,903

Liabilities
Futures	(1,188,296)	1,188,296	–
Forwards	(58,704)	58,704	–

Total Liabilities	(1,247,000)	1,247,000	–

Unrealized currency loss			(43,191)

Net unrealized gain on
open contracts			687,712

Schedule of Effect of Trading Activities on the Statements of Financial Condition
The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013 and 2012:

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	68,217	(116,121)	440,152	(51,851)	340,397	375
Equity	1,314,348	(39)	–	(150)	1,314,159	469
Foreign currency	258,532	(114,574)	295,620	(1,778)	437,800	663
Interest rate	90,691	(389,730)	44,690	(8,713)	(263,062)	1,087
Total	1,731,788	(620,464)	780,462	(62,492)	1,829,294
Unrealized currency loss					(37,574)
Total net unrealized gain on open contracts					1,791,720

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	31,952	(333,393)	76,513	(259,084)	(484,012)	523
Equity	428,624	(226,638)	–	(1,063)	200,923	445
Foreign currency	260,280	(213,183)	821,252	(41,892)	826,457	736
Interest rate	359,182	(166,099)	100	(5,648)	187,535	2,409
Total	1,080,038	(939,313)	897,865	(307,687)	730,903
Unrealized currency loss					(43,191)
Total net unrealized gain on open contracts					687,712

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	7
Options written	–	7

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
Charter WNT

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011, included in Total Trading Results:

	December 31,
	2013	2012	2011
Type of Instrument	$	$	$
Commodity	1,183,467	(4,329,868)	1,377,994
Equity	6,646,764	465,473	(1,384,478)
Foreign currency	1,250,251	(2,691,759)	167,453
Interest rate	(3,216,434)	4,629,105	6,968,653
Unrealized currency gain (loss)	5,616	6,686	(37,121)
Total	5,869,664	(1,920,363)	7,092,501

Line Items on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011:

	December 31,
	2013	2012	2011
Trading Results	$	$	$
Net realized	4,765,656	(1,128,261)	8,058,605
Net change in unrealized	1,104,008	(792,102)	(966,104)
Total Trading Results	5,869,664	(1,920,363)	7,092,501

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Offsetting Of Derivative Assets And Liabilities
The following tables summarize the valuation of each Partnership’s investments as of December 31, 2013 and 2012.

Charter Campbell

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:
	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	1,306,032	(374,233)	931,799
Forwards	528,118	(296,785)	231,333

Total Assets	1,834,150	(671,018)	1,163,132

Liabilities
Futures	(374,233)	374,233	–
Forwards	(296,785)	296,785	–

Total Liabilities	(671,018)	671,018	–

Unrealized currency loss			(2,388,713)

Total net unrealized loss on open contracts			(1,225,581)

Offsetting of Derivative Assets and Liabilities as of December 31, 2012:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	799,204	(420,203)	379,001
Forwards	1,179,980	(274,802)	905,178

Total Assets	1,979,184	(695,005)	1,284,179

Liabilities
Futures	(420,203)	420,203	–
Forwards	(274,802)	274,802	–

Total Liabilities	(695,005)	695,005	–

Unrealized currency loss			(2,389,680)

Net unrealized loss on
open contracts			(1,105,501)

Schedule of Effect of Trading Activities on the Statements of Financial Condition
The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013 and 2012:

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	8,370	(210,864)	205,290	(23,930)	(21,134)	662
Equity	968,426	–	5,650	(9,857)	964,219	549
Foreign currency	73,963	(26,337)	454,118	(270,448)	231,296	5,227
Interest rate	41	(128,798)	118,292	(784)	(11,249)	1,357
Total	1,050,800	(365,999)	783,350	(305,019)	1,163,132
Unrealized currency loss					(2,388,713)
Total net unrealized loss on open contracts					(1,225,581)

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	101,521	(62,923)	147,045	(47,790)	137,853	531
Equity	378,456	(157,913)	–	(12,055)	208,488	464
Foreign currency	142,465	(206,669)	1,037,514	(68,152)	905,158	4,815
Interest rate	172,068	(66,131)	115	(73,372)	32,680	2,003
Total	794,510	(493,636)	1,184,674	(201,369)	1,284,179
Unrealized currency loss					(2,389,680)
Total net unrealized loss on open contracts					(1,105,501)

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
The following tables summarize the net trading results of each Partnership for the years ended December 31, 2013, 2012, and 2011, respectively.

Charter Campbell

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011, included in Total Trading Results:

	December 31
	2013	2012	2011
Type of Instrument	$	$	$
Commodity	1,883,702	(78,186)	(4,324,493)
Equity	5,768,347	1,698,887	(5,133,663)
Foreign currency	1,007,270	588,805	(2,468,048)
Interest rate	(1,753,108)	2,058,201	12,229,439
Unrealized currency gain (loss)	965	3,072	(24,198)
Proceeds from Litigation	–	–	80
Total	6,907,176	4,270,779	279,117

Line Items on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011:

	December 31,
	2013	2012	2011
Trading Results	$	$	$
Net realized	7,027,256	5,466,229	320,492
Net change in unrealized	(120,080)	(1,195,450)	(41,455)
Proceeds from Litigation	–	–	80
Total Trading Results	6,907,176	4,270,779	279,117

Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Offsetting Of Derivative Assets And Liabilities
Charter Aspect

Offsetting of Derivative Assets and Liabilities as of December 31, 2013:
	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	2,359,953	(658,381)	1,701,572
Forwards	461,172	(195,918)	265,254

Total Assets	2,821,125	(854,299)	1,966,826

Liabilities
Futures	(658,381)	658,381	–
Forwards	(195,918)	195,918	–

Total Liabilities	(854,299)	854,299	–

Unrealized currency gain			857,065

Total net unrealized gain on
open contracts			2,823,891

Offsetting of Derivative Assets and Liabilities as of December 31, 2012:

	Gross Amounts Recognized	Gross Amounts Offset in the Statements of Financial Condition	Net Amounts Presented in the Statements of Financial Condition
	$	$	$
Assets
Futures	1,817,113	(1,102,329)	714,784
Forwards	634,871	(535,154)	99,717

Total Assets	2,451,984	(1,637,483)	814,501

Liabilities
Futures	(1,102,329)	1,102,329	–
Forwards	(535,154)	535,154	–

Total Liabilities	(1,637,483)	1,637,483	–

Unrealized currency gain			802,973

Net unrealized gain on
open contracts			1,617,474

Schedule of Effect of Trading Activities on the Statements of Financial Condition
The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013 and 2012:

December 31, 2013

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	24,259	(230,790)	546,456	(87,631)	252,294	912
Equity	1,058,008	–	3,160	(11,420)	1,049,748	550
Foreign currency	236,474	(170,191)	239,390	(28,552)	277,121	788
Interest rate	88,202	(271,802)	625,176	(53,913)	387,663	1,640
Total	1,406,943	(672,783)	1,414,182	(181,516)	1,966,826
Unrealized currency gain					857,065
Total net unrealized gain on open contracts					2,823,891

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	146,738	(309,360)	497,636	(366,534)	(31,520)	858
Equity	731,889	(35,125)	–	(7,075)	689,689	592
Foreign currency	215,614	(357,045)	448,109	(187,096)	119,582	936
Interest rate	410,678	(367,000)	1,320	(8,248)	36,750	2,731
Total	1,504,919	(1,068,530)	947,065	(568,953)	814,501
Unrealized currency gain					802,973
Total net unrealized gain on open contracts					1,617,474

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
Charter Aspect

The effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011, included in Total Trading Results:

	December 31,
	2013	2012	2011
Type of Instrument	$	$	$
Commodity	(1,148,405)	(4,929,264)	(2,318,060)
Equity	5,160,541	(2,163,493)	(2,222,271)
Foreign currency	(890,623)	(1,694,971)	(280,415)
Interest rate	(3,930,101)	3,085,699	13,845,290
Unrealized currency gain (loss)	54,093	(45,631)	139,004
Total	(754,495)	(5,747,660)	9,163,548

Line Items on the Statements of Income and Expenses for the years ended December 31, 2013, 2012, and 2011:

	December 31,
	2013	2012	2011
Trading Results	$	$	$
Net realized	(1,960,912)	(4,389,057)	12,254,509
Net change in unrealized	1,206,417	(1,358,603)	(3,090,961)
Total Trading Results	(754,495)	(5,747,660)	9,163,548